EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.1%
	Australia - 0.2%
80,542	Lifestyle Communities Ltd.	$ 669,299

	Bermuda - 2.2%
2,280,347	Hongkong Land Holdings Ltd.	7,730,376

	Canada - 2.5%
169,888	Canadian Apartment Properties REIT	5,560,778
264,866	Killam Apartment Real Estate Investment Trust	3,353,152
		8,913,930
	Cayman Islands - 3.4%
2,386,021	CK Asset Holdings Ltd.	9,450,761
1,942,478	ESR Group Ltd.	2,740,275
		12,191,036
	Germany - 6.9%
249,994	Deutsche Wohnen S.E.	4,882,778
1,371,793	Instone Real Estate Group S.E.	13,821,802
380,822	TAG Immobilien A.G.(a)	5,948,940
		24,653,520
	Guernsey - 2.9%
227,012	Shurgard Self Storage Ltd.	10,026,439

	Hong Kong - 5.4%
4,299,223	Link REIT	18,127,539
122,334	Sun Hung Kai Properties Ltd.	1,182,069
		19,309,608
	Italy - 3.4%
1,092,229	Infrastrutture Wireless Italiane SpA	11,972,734

	Japan - 1.9%
2,367	Mitsui Fudosan Logistics Park, Inc.	6,637,576

	Singapore - 1.5%
2,928,577	Keppel DC REIT	3,914,738

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.1% (Continued)
	Singapore - 1.5% (Continued)
1,725,028	Mapletree Pan Asia Commercial Trust	$ 1,564,900
		5,479,638
	Spain - 2.9%
281,904	Cellnex Telecom S.A.	10,295,922

	United Kingdom - 14.4%
12,831,344	Assura PLC	6,805,870
4,867,784	Empiric Student Property PLC	5,631,306
3,825,117	Grainger PLC	12,253,122
6,657,995	Tritax Big Box REIT PLC	13,473,630
1,098,596	UNITE Group PLC (The)	13,105,940
		51,269,868
	United States - 42.5%
867,282	Acadia Realty Trust	14,951,943
217,049	American Homes 4 Rent, Class A	7,822,446
31,166	American Tower Corporation	6,100,433
533,867	Brixmor Property Group, Inc.	12,017,346
49,598	Digital Realty Trust, Inc.	7,208,573
1,803,078	Ellington Financial, Inc.	21,853,305
18,338	Equinix, Inc.	13,991,527
189,144	Equity LifeStyle Properties, Inc.	11,872,569
301,503	Independence Realty Trust, Inc.	5,035,100
65,765	Prologis, Inc.(b)	7,266,375
125,449	Sun Communities, Inc.	14,801,728
90,859	Terreno Realty Corporation	5,140,802
95,323	Veris Residential, Inc.	1,457,489
154,269	VICI Properties, Inc.	4,429,063
238,285	Wyndham Hotels & Resorts, Inc.	16,861,046
		150,809,745

	TOTAL COMMON STOCKS (Cost $447,946,106)	319,959,691

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares						Fair Value

	TOTAL INVESTMENTS – 90.1% (Cost $447,946,106)					$ 319,959,691
	CALL OPTIONS WRITTEN – (0.0)% (d)(Premiums Received - $324)					(150)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 9.9%					35,175,012
	NET ASSETS - 100.0%					$ 355,134,553

Contracts(c)
	WRITTEN EQUITY OPTIONS – (0.0)% (d)	Counterparty	Expiration Date	Exercise Price	Notional Value
CALL OPTIONS WRITTEN- (0.0)%(d)
6	Prologis, Inc.	RBC	06/21/2024	$ 120	$ 66,294	$ 150
TOTAL CALL OPTIONS WRITTEN (Premiums Received - $324)

A.G.	- Aktiengesellschaft
Ltd.	- Limited Company
PLC	- Public Limited Company
RBC	- Royal Bank Of Canada
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.E.	- Societas Europeae

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for written options.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to greater than (0.1%).

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 87.8%
	EQUITY - 87.8%
250,000	SPDR S&P 500 ETF Trust(a)					$ 131,842,500
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $99,195,124)

Contracts(b)
	INDEX OPTIONS PURCHASED - 1.0%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 1.0%
200	S&P 500 Index	PER	06/21/2024	$ 5,185	$ 105,550,200	$ 436,000
350	S&P 500 Index	PER	06/28/2024	5,200	184,712,850	1,085,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,669,185)					1,521,000

	TOTAL INVESTMENTS – 88.8% (Cost $100,864,309)					$ 133,363,500
	CALL OPTIONS WRITTEN - (0.4)% (Premiums received - $1,142,226)					(549,475)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums received - $449,680)					(306,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.8%					17,685,954
	NET ASSETS - 100.0%					$ 150,193,979

Contracts(b)
	WRITTEN INDEX OPTIONS - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (0.2)%
200	S&P 500 Index	PER	06/21/2024	$ 4,925	$ 105,550,200	$ 75,000
350	S&P 500 Index	PER	06/28/2024	4,940	184,712,850	231,000
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $449,680)					306,000

	WRITTEN EQUITY OPTIONS - (0.4)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (0.4)%
875	SPDR S&P 500 ETF Trust	PER	06/28/2024	535	46,144,875	266,875
1,800	SPDR S&P 500 ETF Trust	PER	06/28/2024	540	94,926,600	282,600
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $1,142,226)					549,475

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
PER	- Pershing

(a)	A portion of this security is held as collateral for written options.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
May 31, 2024

TOTAL RETURN SWAP
										Upfront	Unrealized
	Payment						Number Of	Maturity	Notional	Payments/	Appreciation/
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	(Depreciation)
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	67,500	8/21/2024	$30,522,150	$ -	$ 3,862,390
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	15,000	11/4/2024	6,343,032	-	1,370,176
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	15,000	11/4/2024	6,409,650	-	1,299,086
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	6/20/2025	5,292,840	-	(27,764)
											$ 6,503,888